Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Diluted net loss per share	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average number of ordinary shares used in computing diluted net loss per share	815,746,293	553,079,638	358,411,297